Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 928,980	$ 8,063,621
Argentine Central Bank (BCRA)	82,237	23,113
Financial Institutions	55,028,589	85,730,272
Loans	55,028,589	85,730,272
Non-financial Private Sector and Residents Abroad	6,422,536,425	8,144,786,288
Loans	6,195,776,833	7,994,629,454
Financial Leases	12,887,521	21,834,131
Other Financing	213,872,071	128,322,703
Less: Allowances	(268,459,417)	(434,141,579)
Loans and Other Financing	6,210,116,814	7,804,461,715
Advances
Disclosure of loans and other financing [line items]
Loans	241,596,034	417,215,778
Notes
Disclosure of loans and other financing [line items]
Loans	1,418,845,984	1,958,080,561
Mortgage Loans
Disclosure of loans and other financing [line items]
Loans	76,431,093	121,786,440
Pledge Loans
Disclosure of loans and other financing [line items]
Loans	90,897,588	160,784,064
Personal Loans
Disclosure of loans and other financing [line items]
Loans	515,494,913	714,490,152
Credit Card Loans
Disclosure of loans and other financing [line items]
Loans	3,440,923,015	4,083,400,968
Other Loans
Disclosure of loans and other financing [line items]
Loans	100,050,011	235,999,486
Accrued Interest, Adjustments and Quotation Differences Receivable
Disclosure of loans and other financing [line items]
Loans	337,843,627	336,620,555
Documented Interest
Disclosure of loans and other financing [line items]
Loans	$ (26,305,432)	$ (33,748,550)